Equity Investments - Equity Investments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity Investments
Equity securities, Current	€ 0	€ 0
Equity securities, non-current	3,113	1,996
Equity securities	3,113	1,996
Investments in associates, current	0	0
Investments in associates, non-current	14	16
Investments in associates	14	16
Equity investments, current	0	0
Equity investments, non-current	3,127	2,012
Equity investments	3,127	2,012
Other financial assets, current	1,635	297
Other financial assets, non-current	3,512	2,336
Other financial assets	€ 5,147	€ 2,633
% of other financial assets, current	0.00%	0.00%
% of other financial assets, non-current	89.00%	86.00%
% of other financial assets	61.00%	76.00%